Cash at Banks (Details) - Schedule of term deposits - Term Deposits [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Cash at Banks (Details) - Schedule of term deposits [Line Items]
Deposits with original maturities over three months and less than one year	$ 152,114	$ 138,510
Deposits with original maturities over one year	33,702	33,702
Total cash and cash equivalents	$ 185,816	$ 172,212